JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2024
(Unaudited)

	Shares	Fair Value
JAPANESE EQUITY SECURITIES
Banks — 6.3%
Daishi Hokuetsu Financial Group, Inc.	301,500	$ 5,641,660
North Pacific Bank, Ltd.	1,227,700	3,559,379
Rakuten Bank, Ltd.(a)	25,800	734,447
The Keiyo Bank, Ltd.	683,700	3,614,333
The Musashino Bank, Ltd.	205,800	3,961,771
		17,511,590
Chemicals — 12.1%
ADEKA Corporation	317,500	5,809,098
Daicel Corporation	360,000	3,170,662
Fujikura Kasei Co., Ltd.	152,200	530,324
Nippon Soda Co., Ltd.	220,400	3,964,371
Osaka Soda Co., Ltd.	111,900	1,087,116
Riken Technos Corporation	245,600	1,739,296
Sakai Chemical Industry Co., Ltd.	161,600	2,741,242
Sakata INX Corporation	1,343,000	13,609,948
Soken Chemical & Engineering Co., Ltd.	58,800	1,190,584
		33,842,641
Construction — 7.5%
Dai-Dan Co., Ltd.	102,500	2,474,150
EXEO Group, Inc.	356,800	4,157,941
MIRAIT ONE Corporation	362,900	5,213,588
The Nippon Road Co., Ltd.	77,000	866,337
Yondenko Corporation	810,000	7,955,381
		20,667,397
Electric Appliances — 7.6%
Daihen Corporation	43,700	2,042,830
Horiba, Ltd.	52,100	2,961,404
Idec Corporation	131,700	2,086,042
I-PEX, Inc.	57,100	1,117,814
Koa Corporation	178,700	1,152,635
Meiko Electronics Co., Ltd.	150,200	9,118,769
Nippon Avionics Co., Ltd.	108,300	1,682,274
Shindengen Electric Manufacturing Co., Ltd.	46,800	745,949
		20,907,717

See notes to financial statements

1

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS(Continued)
NOVEMBER 30, 2024
(Unaudited)

	Shares	Fair Value
Financing Business — 2.5%
Mizuho Leasing Co., Ltd.	580,000	$ 3,876,052
Ricoh Leasing Co., Ltd.	89,500	3,059,015
		6,935,067
Food — 2.3%
Morinaga & Co., Ltd.	64,000	1,164,372
Nippn Corporation	77,200	1,090,353
S Foods, Inc.	228,100	3,986,081
		6,240,806
Glass and Ceramics Products — 2.2%
Asia Pile Holdings Corporation	459,700	2,488,252
Nichiha Corporation	57,700	1,088,889
Noritake Co., Ltd.	30,400	764,119
Sumitomo Osaka Cement Co., Ltd.	81,600	1,807,968
		6,149,228
Information and Communication — 6.2%
Daiko Denshi Tsushin, Ltd.	68,700	392,415
Future Corporation	442,500	5,546,514
GMO internet group, Inc.	224,500	3,891,075
Plus Alpha Consulting Co., Ltd.	219,800	2,401,379
Tsuzuki Denki Co., Ltd.	37,100	607,622
Vision, Inc.	445,200	4,260,018
		17,099,023
Iron and Steel — 2.0%
Kyoei Steel, Ltd.	260,500	3,000,206
Nichia Steel Works, Ltd.	1,213,000	2,435,921
		5,436,127
Machinery — 3.4%
Miura Co., Ltd.	168,300	4,182,180
THK Co., Ltd.	87,000	2,087,861
TPR Co., Ltd.	202,400	3,154,740
		9,424,781

See notes to financial statements

2

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS(Continued)
NOVEMBER 30, 2024
(Unaudited)

	Shares	Fair Value
Metal Products — 1.5%
Maruzen Co., Ltd.	104,200	$ 2,189,527
Mitsui Mining & Smelting Co., Ltd.	66,400	2,064,168
		4,253,695
Other Products — 3.8%
Komatsu Wall Industry Co., Ltd.	204,200	2,036,772
Kosaido Holdings Co., Ltd.	390,600	1,433,728
Nishikawa Rubber Co., Ltd.	181,600	2,557,628
The Pack Corporation	168,700	3,999,172
Yonex Co., Ltd.	25,900	344,105
		10,371,405
Pharmaceutical — 1.8%
Tsumura & Co	151,300	4,850,333
		4,850,333
Precision Instruments — 0.4%
Nakanishi, Inc.	66,800	1,027,863
		1,027,863
Real Estate — 0.3%
JINUSHI Co., Ltd.	54,500	774,818
		774,818
Retail Trade — 9.7%
ASKUL Corporation	236,800	2,936,676
Create SD Holdings Co., Ltd.	327,600	6,262,925
Geo Holdings Corporation	367,200	3,857,938
JM Holdings Co., Ltd.	246,900	4,460,733
Komehyo Holdings Co., Ltd.	58,900	1,458,939
Life Corporation	82,400	1,857,472
Takashimaya Co., Ltd.	759,500	6,035,193
		26,869,876

See notes to financial statements

3

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS(Continued)
NOVEMBER 30, 2024
(Unaudited)

	Shares	Fair Value
Services — 6.1%
Integrated Design & Engineering Holdings Co., Ltd.	32,400	$ 1,396,097
Kyoritsu Maintenance Co., Ltd.	47,800	879,493
M&A Research Institute Holdings, Inc.(a)	63,300	856,571
Nishio Holdings Co., Ltd.	217,500	5,315,108
Relo Group, Inc.	201,000	2,361,718
Step Co., Ltd.	200,600	2,703,835
TRYT, Inc.(a)	1,263,500	3,453,127
		16,965,949
Textiles and Apparel — 1.6%
Goldwin, Inc.	14,900	880,812
Sanyo Shokai, Ltd.	196,700	3,462,213
		4,343,025
Transportation Equipment — 5.9%
HI-LEX Corporation	250,900	2,654,400
Kyokuto Kaihatsu Kogyo Co., Ltd.	243,800	3,697,894
Morita Holdings Corporation	371,100	5,219,114
Nichirin Co., Ltd.	76,900	1,787,183
Nippon Seiki Co., Ltd.	409,600	2,824,452
		16,183,043
Utilities — 3.4%
Shikoku Electric Power Co., Inc.	1,149,400	9,393,308
		9,393,308
Wholesale Trade — 11.4%
Central Automotive Products, Ltd.	107,100	3,308,039
Daiwabo Holdings Co., Ltd.	161,500	3,286,165
Kanaden Corporation	470,000	4,425,441
Macnica Holdings, Inc.	442,500	5,159,582
Restar Corporation	213,300	3,367,186
RYODEN Corporation	372,900	5,651,090
Sangetsu Corporation	232,600	4,459,127
Tachibana Eletech Co., Ltd.	121,900	2,080,775
		31,737,405

See notes to financial statements

4

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS(Continued)
NOVEMBER 30, 2024
(Unaudited)

Fair Value
TOTAL INVESTMENTS — 98.0% (cost $254,787,979)	$270,985,097
TOTAL FOREIGN CURRENCY — 1.3% (cost $3,681,753)(b)	$3,698,081
TOTAL INVESTMENTS AND FOREIGN CURRENCY — 99.3% (cost $258,469,732)	$274,683,178
TOTAL OTHER ASSETS AND LIABILITTIES — 0.7%	$1,875,520
TOTAL NET ASSETS — 100.0%	$276,558,698

(a)	Non-income producing security.
(b)	Japanese Yen - Interest bearing account.

See notes to financial statements

5

JAPAN SMALLER CAPITALIZATION FUND, INC.
Notes to Schedule of Investments (Unaudited)
Valuation of Securities
Investments traded in the over-the-counter market are fair valued at the last reported sales price as of the close of business on the day the securities are being valued or, if none is available, at the mean of the bid and offer price at the close of business on such day or, if none is available, the last reported sales price. Portfolio securities which are traded on stock exchanges are fair valued at the last sales price on the principal market on which securities are traded or, lacking any sales, at the last available bid price. Securities and other assets, including futures contracts and related options, that cannot be fair valued using one of the previously mentioned methods are stated at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.
Fair Value Measurements
Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
The three-tier hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
At November 30, 2024, all of the Fund’s investments were determined to be Level 1 securities.
During the quarter ended November 30, 2024, the Fund did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.

6